Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	$ 99,714	$ 75,712
Customer accounts	1,792,417	1,662,452
Repurchase agreements – non-trading	205,888	181,637
Trading liabilities	72,122	65,982
Financial liabilities designated at fair value	183,298	162,997
Derivatives	240,713	268,352
Debt securities in issue	119,005	122,046
Subordinated liabilities	48,794	46,003
Other financial liabilities	172,253	156,308
Cash flows payable under financial liabilities	2,934,204	2,741,489
Loan and other credit-related commitments	948,637	861,578
Financial guarantees	17,476	16,998
Cash flows payable under financial liabilities and other contractual commitments	3,900,317	3,620,065
HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	89	231
Financial liabilities designated at fair value	68,197	55,512
Derivatives	3,922	6,464
Debt securities in issue	87,083	79,428
Subordinated liabilities	44,284	41,299
Other financial liabilities	335	3,097
Cash flows payable under financial liabilities and other contractual commitments	203,910	186,031
Due not more than 1 month
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	81,989	54,819
Customer accounts	1,518,669	1,382,666
Repurchase agreements – non-trading	180,768	168,633
Trading liabilities	72,122	65,982
Financial liabilities designated at fair value	23,595	19,139
Derivatives	235,317	262,014
Debt securities in issue	5,928	5,780
Subordinated liabilities	39	39
Other financial liabilities	153,469	138,319
Cash flows payable under financial liabilities	2,271,896	2,097,391
Loan and other credit-related commitments	948,277	861,193
Financial guarantees	17,476	16,998
Cash flows payable under financial liabilities and other contractual commitments	$ 3,237,649	$ 2,975,582
Proportion of cash flows payable in period	83.00%	83.00%
Due not more than 1 month | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	23	2
Derivatives	796	669
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other financial liabilities	274	351
Cash flows payable under financial liabilities and other contractual commitments	1,093	1,022
Due over 1 month but not more than 3 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	2,617	1,759
Customer accounts	164,800	171,917
Repurchase agreements – non-trading	13,771	10,425
Trading liabilities	0	0
Financial liabilities designated at fair value	12,871	9,042
Derivatives	246	531
Debt securities in issue	5,312	11,309
Subordinated liabilities	368	120
Other financial liabilities	8,753	9,754
Cash flows payable under financial liabilities	208,738	214,857
Loan and other credit-related commitments	66	78
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 208,804	$ 214,935
Proportion of cash flows payable in period	5.00%	6.00%
Due over 1 month but not more than 3 months | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 89	$ 231
Financial liabilities designated at fair value	2,230	133
Derivatives	47	202
Debt securities in issue	796	254
Subordinated liabilities	353	105
Other financial liabilities	40	1,735
Cash flows payable under financial liabilities and other contractual commitments	3,555	2,660
Due over 3 months but not more than 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	1,582	7,381
Customer accounts	100,734	97,667
Repurchase agreements – non-trading	11,169	2,195
Trading liabilities	0	0
Financial liabilities designated at fair value	21,954	18,462
Derivatives	395	1,008
Debt securities in issue	18,421	27,103
Subordinated liabilities	1,424	2,959
Other financial liabilities	5,312	5,421
Cash flows payable under financial liabilities	160,991	162,196
Loan and other credit-related commitments	94	146
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 161,085	$ 162,342
Proportion of cash flows payable in period	4.00%	4.00%
Due over 3 months but not more than 1 year | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	2,786	2,254
Derivatives	608	1,344
Debt securities in issue	4,080	1,697
Subordinated liabilities	1,336	2,627
Other financial liabilities	0	991
Cash flows payable under financial liabilities and other contractual commitments	8,810	8,913
1 to 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	9,192	11,242
Customer accounts	8,079	10,089
Repurchase agreements – non-trading	180	188
Trading liabilities	0	0
Financial liabilities designated at fair value	72,552	70,587
Derivatives	1,870	2,034
Debt securities in issue	51,297	45,725
Subordinated liabilities	8,085	7,373
Other financial liabilities	2,881	2,206
Cash flows payable under financial liabilities	154,136	149,444
Loan and other credit-related commitments	200	63
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 154,336	$ 149,507
Proportion of cash flows payable in period	4.00%	4.00%
1 to 5 years | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	30,944	26,335
Derivatives	857	2,591
Debt securities in issue	45,834	47,771
Subordinated liabilities	7,508	6,794
Other financial liabilities	0	0
Cash flows payable under financial liabilities and other contractual commitments	85,143	83,491
Due over 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	4,334	511
Customer accounts	135	113
Repurchase agreements – non-trading	0	196
Trading liabilities	0	0
Financial liabilities designated at fair value	52,326	45,767
Derivatives	2,885	2,765
Debt securities in issue	38,047	32,129
Subordinated liabilities	38,878	35,512
Other financial liabilities	1,838	608
Cash flows payable under financial liabilities	138,443	117,601
Loan and other credit-related commitments	0	98
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 138,443	$ 117,699
Proportion of cash flows payable in period	4.00%	3.00%
Due over 5 years | HSBC Holdings
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Amounts owed to HSBC undertakings	$ 0	$ 0
Financial liabilities designated at fair value	32,214	26,788
Derivatives	1,614	1,658
Debt securities in issue	36,373	29,706
Subordinated liabilities	35,087	31,773
Other financial liabilities	21	20
Cash flows payable under financial liabilities and other contractual commitments	$ 105,309	$ 89,945